SAFE Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Gravitics Inc [Member]
SafeLiabilitiesLineItems [Line Items]
SAFE Liabilities

10. SAFE Liabilities

The Company issued SAFEs to various investors during the years ended December 31, 2023 through December 31, 2025, including SAFEs issued to entities affiliated with Type One Ventures, a significant investor whose representative serves as a member of the Company’s Board of Directors (the “Related Party SAFE Investors”). The SAFEs were classified as non-current liabilities and recorded at fair value under the fair value option pursuant to ASC 825, with changes in fair value recognized in earnings within other income (expense) in the condensed statements of operations. No SAFEs were issued during the three months ended March 31, 2026.

In connection with the Series A-I Closing in January and February 2026 (see Note 12), all outstanding SAFEs converted into 1,373,131 shares of Series A-I redeemable convertible preferred stock at a conversion price of $4.89 per share, and 738,035 shares of Series A-II redeemable convertible preferred stock at a conversion price of $4.75 per share. The SAFE liabilities of $10.1 million as of December 31, 2025 were fully satisfied and settled as a result of the conversion.

10. SAFE Liabilities

During the years ended December 31, 2025 and 2024, the Company issued SAFEs with an aggregate purchase amount of $3.6 million and $3.1 million, respectively, of which $2.9 million and $1.5 million, respectively, were issued to entities affiliated with Type One Ventures, a significant investor whose representative serves as a member of the Company’s Board of Directors (the “Related Party SAFE Investors”).

The SAFEs provide for automatic conversion upon an equity financing and specified rights upon a liquidity or dissolution event. If there is an equity financing prior to termination of the SAFEs, each SAFE will automatically convert on the initial closing of such equity financing into a number of shares of the Company’s redeemable convertible preferred stock. For each tranche, the conversion price will be the lower of (a) the price per share paid by the new money investors in the equity financing, and (b) the SAFE price determined for that tranche in accordance with its terms, which is calculated based on the stated post-money valuation cap and the Company’s capitalization immediately prior to the financing.

If a liquidity event (including a change of control, direct listing, or initial public offering) occurs prior to termination of the SAFEs, each investor will be entitled, immediately prior to such event and subject to the liquidation priority described below, to receive the greater of: (1) a cash payment equal to the purchase amount (the “cash-out amount”), or (2) the consideration payable in respect of a number of shares of common stock equal to the purchase amount divided by the “liquidity price,” which is determined by reference to the applicable post-money valuation cap for the tranche and the liquidity capitalization at the time of the event. If a dissolution event occurs prior to termination, each investor will be entitled, subject to the liquidation priority, to receive proceeds equal to the cash-out amount.

The SAFEs do not bear interest, have no stated maturity date, and do not provide dividend or participation rights prior to conversion. In a liquidity or dissolution event, the SAFEs are intended to operate like non-participating convertible preferred stock with the following priority: junior to all outstanding indebtedness and other creditor claims; on par with other SAFEs and the Company’s redeemable convertible preferred stock; and senior to the Company’s common stock.

The SAFEs are classified as non-current liabilities in the balance sheets based on their contractual terms and recorded at fair value under the fair value option pursuant to ASC 825. Changes in fair value are recognized in earnings within other income (expense) in the accompanying statements of operations. The Company recognized issuance costs related to the SAFEs as incurred. Refer to Note 7 for additional information regarding the fair value measurement of the SAFEs.